Amount of Revenue and Net Income Associated with Acquisitions included in Consolidated Operations (Detail) (2014 acquisitions, USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2014
Business Acquisitions Condensed Consolidating Statement of Operations [Line Items]
Revenue	$ 21,131
Net income	3,707
Atlantic Express Transportation Corporation
Business Acquisitions Condensed Consolidating Statement of Operations [Line Items]
Revenue	11,731
Net income	3,309
All Other
Business Acquisitions Condensed Consolidating Statement of Operations [Line Items]
Revenue	9,400
Net income	$ 398